Financial Instruments and Risk Management FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Financial Instruments and Risk Management

Note 14          Financial Instruments and Risk Management

The Company is exposed through its operations to the following financial risks:

- Market Risk

- Credit Risk

- Liquidity Risk

In common with all other businesses, the company is exposed to risks that arise from its use of financial instruments. This note describes the Company’s objectives, policies and processes for managing those risks and the methods used to measure them. Further quantitative information in respect of these risks is presented throughout these financial statements.

There have been no substantive changes in the Company’s exposure to financial instrument risks, its objectives, polices and processes for managing those risks or the methods used to measure them from previous years unless otherwise stated in the note.

General Objectives, Policies and Procedures

The Board of Directors has overall responsibility for the determination of the Company’s risk management objectives and policies and, whilst retaining ultimate responsibility for them, it has delegated the authority for designing and operating processes that ensure the effective implementation of the objectives and policies to the Company’s finance function. The Board of Directors receive quarterly reports from the Company’s Chief Financial Officer through which it reviews the effectiveness of the processes put in place and the appropriateness of the objectives and policies it sets.

The overall objective of the Board is to set policies that seek to reduce risk as far as possible without unduly affecting the Company’s competitiveness and flexibility. Further details regarding these policies are set out below.

a)	Market Risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market prices are comprised of: foreign currency risk, interest rate risk and commodity price risk.

Foreign currency exchange risk

The Company is exposed to foreign currency fluctuations for general and administrative transactions denominated in Canadian Dollars. The majority of the Company’s cash is kept in U.S. dollars. As at December 31, 2011, the Company held an insignificant amount of cash denominated in Canadian dollars that would e subject to exchange rate fluctuations between Canadian dollars and U.S. dollars. As at December 31, 2011, the Company held an insignificant amount of financial liabilities denominated in Canadian dollars that would be subject to exchange rate fluctuations between Canadian dollars and U.S. dollars.

Interest Rate Risk

Interest rate risk is the risk that the fair values and future cash flows of the Company will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk on its cash and cash equivalents. The Company did not have any borrowings outstanding as at December 31, 2011 except the loan from its parent company. The loan from the parent company has terms that include interest at LIBOR plus 3% thus exposing the Company to a potential cash flow interest rate risk due to this borrowing having a variable interest rate. Every one percent change in interest rates results in an increase or decrease in the interest payable of $2,730 per year.

Commodity Price Risk:

Equity risk is the uncertainty associated with the valuation of assets arising from changes in equity markets. The Company is exposed to this risk through its equity holdings. The investment in FEP is monitored by Management with decisions on sale taken at Board level. The Company is exposed to Commodity Price Risk as FEP is actively involved in exploration for oil and gas. A significant increase or decrease in commodity prices will likely have a resultant effect on the Company’s share price.

b)	Credit risk

The Company maintains cash deposits in one chartered Canadian bank which, from time to time, exceed the amount of depositors insurance available in each respective account. Management assesses the financial condition of this bank and believes that the possibility of any credit loss is minimal.

c)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its obligations as they fall due. The Company manages liquidity by maintaining cash balances available to meet its anticipated operational needs. Liquidity requirements are managed based on expected cash flow to ensure that there is adequate capital to meet short-term and long-term obligations. The Company has in place a planning and budgeting process to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis and its growth plans. At December 31, 2011 the Company’s accounts payable and accrued liabilities were $89,241, all of which fall due for payment within twelve months of the balance sheet date. In addition, the Company’s short term loans were $301,790 which is due on demand. The Company has minimal long-term commitments.

The carrying values of accounts payable, due to parent company and accrued liabilities approximate their fair values due to the relatively short periods to maturity of the instruments.